SEGMENT INFORMATION (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) segment undergoing_conversion carrier operational_flng	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jul. 31, 2016
Segmental information:
Number of reportable segments | segment	4
Number of operational FLNG | operational_flng	1
Number of carriers earmarked for conversion | carrier	1
Total operating revenues	$ 438,637	$ 448,750	$ 430,604
Vessel operating expenses	(108,926)	(121,290)	(96,860)
Voyage, charterhire and commission expenses (including expenses from collaborative arrangement)	(12,634)	(38,841)	(105,826)
Administrative expenses	(35,311)	(52,171)	(51,542)
Project development expenses	(8,891)	(4,990)	(21,690)
Realized gain on oil derivative instrument	2,539	13,089	26,737
Other operating income/(losses)	3,262	10,333	36,722
Adjusted EBITDA	278,676	254,880	218,145
Equity in net losses of affiliates	(176,527)	(45,799)	(157,636)
Balance sheet
Total assets	4,314,229	4,632,144
Investment in affiliates	312,151	508,805	571,782
Capital expenditures	325,379	419,184
Equity method investment, other than temporary impairment	$ 135,883	500
Impairment loss		34,250
Hygo
Segmental information:
Ownership percentage	50.00%			50.00%
Golar Partners
Balance sheet
Equity method investment, other than temporary impairment	$ 135,900
Vessels (excluding converted FSRU and FLNG)
Balance sheet
Impairment loss		34,250
Gimi Conversion
Segmental information:
Number of undergoing conversions | undergoing_conversion	1
Shipping | Operating Segments
Segmental information:
Total operating revenues	$ 191,881	208,766	278,770
Vessel operating expenses	(57,326)	(66,502)	(67,897)
Voyage, charterhire and commission expenses (including expenses from collaborative arrangement)	(12,634)	(38,053)	(104,397)
Administrative expenses	(2,211)	(2,220)	(2,221)
Project development expenses	(112)	(964)	0
Realized gain on oil derivative instrument	0	0	0
Other operating income/(losses)	3,262	13,295	50,740
Adjusted EBITDA	122,860	114,322	154,995
Equity in net losses of affiliates	0	0	0
Balance sheet
Total assets	1,870,819	2,016,427
Investment in affiliates	0	0
Capital expenditures	101,380	35,984
FLNG | Operating Segments
Segmental information:
Total operating revenues	226,061	218,096	127,625
Vessel operating expenses	(52,104)	(55,284)	(29,363)
Voyage, charterhire and commission expenses (including expenses from collaborative arrangement)	0	(788)	(1,429)
Administrative expenses	(1,672)	(1,526)	(140)
Project development expenses	(2,793)	(3,173)	(16,570)
Realized gain on oil derivative instrument	2,539	13,089	26,737
Other operating income/(losses)	0	(2,962)	(14,018)
Adjusted EBITDA	172,031	167,452	92,842
Equity in net losses of affiliates	0	0	(2,047)
Balance sheet
Total assets	1,933,677	1,814,588
Investment in affiliates	0	0
Capital expenditures	223,999	383,200
Power | Operating Segments
Segmental information:
Total operating revenues	0	0	0
Vessel operating expenses	0	0	0
Voyage, charterhire and commission expenses (including expenses from collaborative arrangement)	0	0	0
Administrative expenses	0	0	0
Project development expenses	0	0	0
Realized gain on oil derivative instrument	0	0	0
Other operating income/(losses)	0	0	0
Adjusted EBITDA	0	0	0
Equity in net losses of affiliates	(39,158)	(23,234)	(16,913)
Balance sheet
Total assets	200,337	261,693
Investment in affiliates	200,337	261,693
Capital expenditures	0	0
Corporate and other | Operating Segments
Segmental information:
Total operating revenues	20,695	21,888	24,209
Vessel operating expenses	504	496	400
Voyage, charterhire and commission expenses (including expenses from collaborative arrangement)	0	0	0
Administrative expenses	(31,428)	(48,425)	(49,181)
Project development expenses	(5,986)	(853)	(5,120)
Realized gain on oil derivative instrument	0	0	0
Other operating income/(losses)	0	0	0
Adjusted EBITDA	(16,215)	(26,894)	(29,692)
Equity in net losses of affiliates	(137,369)	(22,565)	$ (138,676)
Balance sheet
Total assets	309,396	539,436
Investment in affiliates	111,814	247,112
Capital expenditures	$ 0	$ 0